Cover	Jul. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2023
Entity File Number	000-51783
Entity Registrant Name	Novint Technologies, Inc.
Entity Central Index Key	0001282980
Entity Tax Identification Number	85-0461778
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Merrick Road–Suite 400W
Entity Address, City or Town	Rockville Center
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11570
City Area Code	(866)
Local Phone Number	298-4420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false